Schedule of Reconciliation of Cash and Cash Equivalents and Restricted Cash (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Cash and cash equivalents	$ 6,180	$ 1,620	$ 1,441
Restricted cash, current portion	944		535
Restricted cash, net of current portion	2,750	2,417	3,200
Total cash and cash equivalents and restricted cash	$ 9,874	$ 4,037	$ 5,176